Debt (Tables)	12 Months Ended
Dec. 31, 2023
Debt [abstract]
Summary of Debt

The Company’s debt is as follows:

	December 31, 2023		December 31, 2022
Short-term debt:
Short-term document payable	Ps.	112,142	Ps.	70,373
Supplier finance arrangement (1) (3)		449,850		338,336
Santander credit line (2)		182,145		82,527
Total of short-term debt	Ps.	744,137	Ps.	491,236
Long-term debt:
Long-term document payable	Ps.	127,602	Ps.	95,453
Promissory Notes		449,716		445,281
Total of long-term debt	Ps.	577,318	Ps.	540,734
Total debt:	Ps.	1,321,455	Ps.	1,031,970

(1)
According to the Agreement with Santander, the Company’s liability to Santander related to the accounts payable factored by its suppliers is allowed to be for an aggregate amount of up to Ps.350,000. On December 4, 2023, the Company agreed with Santander to increase the aggregate amount to Ps.500,000. As of December 31, 2023 and 2022, the Company had Ps.284,080 and Ps.11,664, respectively, available under the Agreement with Santander.
(2)
As of December 31, 2022, the Company’s liability to Santander related to the credit line in an aggregate amount of up to Ps.100,000. On December 4, 2023, the Company increased the aggregate amount of the credit line up to Ps.300,000. As of December 31, 2023 and 2022, the Company had an available credit line amount pending to be withdrawn of Ps.117,855 and Ps.17,473, respectively. In addition, on December 4, 2023, the Company entered into an additional credit line agreement with Santander for an amount of up to Ps.200,000. As of December 31, 2023, the Company had not used this credit line.
(3)
According to the HSBC Agreement, the Company's liability to HSBC related to the supplier finance arrangement and the credit line is for a combined aggregate amount of Ps.450,000. As of December 31, 2023, the Company did not have an outstanding balance under the credit line; however, the Company had an outstanding balance related to the supplier finance arrangement and, consequently, the Company had a total available amount of Ps.216,070.

Summary of Short Term and Long Term Debt	Total short-term and long-term debt as of December 31, 2023 and 2022 was denominated, in Mexican peso and accrue monthly interest as shown below:

Institution	Concept	Effective rate	Remaining contract period (1)	2023		2022
Banco Mercantil del Norte	Transportation equipment	From 11.90 to 15.99	1 year	Ps.	149	Ps.	149
Daimler Chrysler Financial Services	Transportation equipment	From 11.25 to 13.20	1 year		111,551		67,563
Daimler Chrysler Financial Services	Transportation equipment	From 11.25 to 13.20	3 years		127,602		94,928
NR Finance México, S.A. de C.V. SOFOM E.N.R.	Transportation equipment	From 2.08 to 14.99	1 year		13		1,613
NR Finance México, S. A. de C. V. SOFOM E.N.R.	Transportation equipment	From 2.08 to 14.99	From 2 to 3 years		—		78
TOYOTA Financial Services	Transportation equipment	13.99	1 year		70		320
TOYOTA Financial Services	Transportation equipment	13.99	2 years		—		88
Grupo Financiero Santander	Transportation equipment	12.99	1 year		123		126
Grupo Financiero Santander	Transportation equipment	12.99	2 years		—		123
CETELEM SA de CV	Transportation equipment	From 12.74 to 14.00	1 year		—		131
Arrendadora Afirme	Transportation equipment	From 9.95 to 11.7	1 year		236		471
Arrendadora Afirme	Transportation equipment	11.7	3 years		—		236
Grupo Financiero Santander	Santander credit line	TIIE + 3.15	1 year		182,145		82,527
Supplier finance arrangement	HSBC	N/A	N/A		233,930		—
Supplier finance arrangement	Santander	N/A	N/A		215,920		338,336
Total of document payable				Ps.	871,739	Ps.	586,689
Total of short-term document payable					744,137		491,236
Total of long-term document payable				Ps.	127,602	Ps.	95,453

(1)
Relates to the remaining period of the contract. Nevertheless, multiple contracts are included in each row. In addition, the value of the contract for 1 year and for more than one year is included.

Schedule of Debt Under Promissory Notes

As of December 31, 2023 and 2022, the Company’s debt under Promissory Notes was as follows:

	December 31, 2023
Promissory Notes	Amount of the Promissory Notes US$ (1)	Currency	Principal Ps.(2)	Accrued Interest Payable Ps.(2)	Total Ps.(2)	Interest Rate	Maturity	Guarantee(3)
Non-Current
Senior Promissory Notes (Note 13a)	94,747,329	US$	7,834	12,620	20,454	14%	Dec 2026	Guaranteed
2017 Junior Promissory Notes (Note 13b)	5,000,000	US$	13,515	20,627	34,142	15%	Dec 2026	Guaranteed
2020 Junior Promissory Notes (Note 13c)	650,000	US$	9,291	5,827	15,118	14%	Dec 2026	Guaranteed
Convertible Notes (Note 14a)	15,000,000	US$	248,569(4)	131,433	380,002	14%	Nov 2026	Guaranteed
Total	115,397,329		279,209	170,507	449,716
(1)
Amounts in the “Amount of the Promissory Notes” column is presented in the original issuance amount in US$.
(2)
Amounts in the “Principal”, “Accrued Interest Payable” and “Total” columns are presented in thousands of Mexican peso. These columns correspond only to amounts due to non-related parties of BBB Foods Inc. The remainder of the amount of each Promissory Note is disclosed as debt to related parties (see Note 13).
(3)
On November 20, 2020, the Mexican Subsidiaries became guarantors of BBB Foods Inc.´s obligations under the Promissory Notes guaranteeing payment at maturity in case of default or breach of a covenants of BBB Foods Inc.

	December 31, 2022
Promissory Notes	Amount of the Promissory Notes US$ (1)	Currency	Principal Ps.(2)	Accrued Interest Payable Ps.(2)	Total Ps.(2)	Interest Rate	Maturity	Guarantee(3)
Non-Current
Senior Promissory Notes (Note 13a)	94,747,329	US$	8,979	11,179	20,158	14%	May 2024	Guaranteed
2017 Junior Promissory Notes (Note 13b)	5,000,000	US$	15,489	17,866	33,355	15%	May 2024	Guaranteed
2020 Junior Promissory Notes (Note 13c)	650,000	US$	10,649	4,241	14,890	14%	May 2024	Guaranteed
Convertible Notes (Note 14a)	15,000,000	US$	284,882(4)	91,996	376,878	14%	Nov 2026	Guaranteed
Total	115,397,329		319,999	125,282	445,281
(4)
Amounts in the “Amount of the Promissory Notes” column is presented in the original issuance amount in US$.
(5)
Amounts in the “Principal”, “Accrued Interest Payable” and “Total” columns are presented in thousands of Mexican peso. These columns correspond only to amounts due to non-related parties of BBB Foods Inc. The remainder of the amount of each Promissory Note is disclosed as debt to related parties (see Note 13).
(6)
On November 20, 2020, the Mexican Subsidiaries became guarantors of BBB Foods Inc.´s obligations under the Promissory Notes guaranteeing payment at maturity in case of default or breach of a covenants of BBB Foods Inc.
(7)
Includes the issuance costs of the Convertible Notes.